CONCENTRATIONS OF RISK (Tables)	12 Months Ended
Dec. 31, 2024
Risks and Uncertainties [Abstract]
SCHEDULE OF CONCENTRATION OF RISK

	Year Ended December 31,
Customers	2024	2023
A	-	3%
B	-	64%
C	33%	23%

The suppliers accounted for 10% or more of the Company’s purchases during the years ended December 31, 2024 and 2023.

	Year Ended December 31,
Suppliers	2024	2023
AA	-	14%
BB	82%	86%